Consolidated Statements of Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Income Statement [Abstract]
Revenue	$ 82,509,410	$ 90,370,793	$ 68,424,577
Cost and expenses:
Cost of revenue	28,471,179	22,040,054	16,211,779
General and administrative expenses	11,693,359	8,479,853	5,177,570
Research and development expenses	3,805,447	5,528,733	952,440
Sales and marketing expenses	45,863,160	55,387,277	39,426,506
Total cost and expenses	89,833,145	91,435,917	61,768,295
(Loss) income from operations	(7,323,735)	(1,065,124)	6,656,282
Other income (expense):
Interest income, net	540,933	494,358	300,985
Foreign currency transaction gain (loss)	293,764	(287,946)	784,674
Other income	424,638	555,012	454,286
Contingent gain on recovery of previously impaired assets	238,561	4,709,029
Total other income, net	1,497,896	5,470,453	1,539,945
(Loss) income before income tax	(5,825,839)	4,405,329	8,196,227
Income tax (benefit) expense	(1,694,171)	576,766	2,218,588
Net (loss) income	(4,131,668)	3,828,563	5,977,639
Other comprehensive loss:
Foreign currency translation adjustment	(804,411)	(42,427)	(1,021,512)
Comprehensive (loss) income	$ (4,936,079)	$ 3,786,136	$ 4,956,127
(Loss) earnings per share – basic (in Dollars per share)	$ (0.07)	$ 0.06	$ 0.1
(Loss) earnings per share – diluted (in Dollars per share)	$ (0.07)	$ 0.06	$ 0.1
Weighted average number of ordinary shares outstanding – basic (in Shares)	62,418,382	60,000,000	60,000,000
Weighted average number of ordinary shares outstanding – diluted (in Shares)	62,418,382	60,000,000	60,000,000